Note 33 - Employee Benefits - DWS Awards Granted Released and Remaining (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
DWS Equity Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 30.44	€ 29.07
Weighted average share price at release/ exercise in year	37.24	34.88
Weighted average remaining contractual life in years	2	2
DWS SAR Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average share price at release/ exercise in year	39.59	31.95
Weighted average remaining contractual life in years	€ 4	€ 5